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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                            ------------------------
                            San Francisco, California
                                   May 15, 2007


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       41

                    Form 13 F Information Table Value Total:

                              $308,778 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.


COLUMN 1                          COLUMN 2        COLUMN 3   COLUMN 4 COLUMN 5             COLUMN 6 COLUMN 7 COLUMN 8


                                                              Value   Shares/    SH/  PUT/ INVESTMT OTHER    VOTING AUTHORITY
Name Of Issuer                    Title of Class  CUSIP      ($1,000) PRN AMT    PRN  CALL DSCRET   MGRS     SOLE     SHARED NONE
--------------------------------- --------------  ---------  -------- ---------- ---  ---- -------- -----    -------------------
Alltel Corp.                      Common          20039103    5,766       93,000  SH       Other    1            93,000
Amdocs LTD                        ORD             G02602103   6,037      165,500  SH       Other    1           165,500
Atlas Air Worldwide Holdings Inc. Com New         49164205    5,600      106,197  SH       Other    1           106,197
Bally Total Fitness Holding Corp  Common          05873K108      64      105,470  SH       Other    1           105,470
Carmike Cinemas Inc.              Common          143436400  19,794      853,185  SH       Other    1           853,185
Cash Amer Intl Inc.               Common          14754D100   4,920      120,000  SH       Other    1           120,000
Continental Airlines Inc.         CL B            210795308   2,547       70,000  SH   Put Other    1            70,000
Covad Communications Group I      DBCV 3.000% 3/1 222814AR6  16,656   18,133,000 PRN       Other    1        18,133,000
Cray Inc.                         Com New         225223304   5,567      403,673  SH       Other    1           403,673
Crown Holdings Inc.               Common          228368106   5,137      210,000  SH       Other    1           210,000
Dollar Finl Corp.                 Common          256664103   2,530      100,000  SH       Other    1           100,000
Doral Finl Corp.                  Common          25811P100     581      354,000  SH  Call Other    1           354,000
Edison International              Common          281020107   8,598      175,000  SH       Other    1           175,000
Endurance Specialty Holdings Lt   SHS             G30397106  14,904      417,000  SH       Other    1           417,000
Eschelon Telecom Inc.             Common          296290109  14,879      514,848  SH       Other    1           514,848
EZCorp Inc.                       CL A NON VTG    302301106   4,102      278,500  SH       Other    1           278,500
Ford Motor Co. Del.               Com Par $0.01   345370860   3,156      400,000  SH   Put Other    1           400,000
GenTek Inc.                       Common New      37245X203   4,502      132,190  SH       Other    1           132,190
Georgia Gulf Corp.                Com Par $0.01   373200203   2,432      150,000  SH  Call Other    1           150,000
Global Crossing LTD               Note 5.000% 5/1 37932JAA1   4,122    3,000,000 PRN       Other    1         3,000,000
Hawaiian Holdings Inc.            Common          419879101   3,237    1,027,489  SH       Other    1         1,027,489
Hercules Tech. Growth Cap. Inc.   Common          427096508   3,161      230,753  SH       Other    1           230,753
Information Services Group I      Unit 01/31/2011 45675Y203   3,275      406,800  SH       Other    1           406,800
Microsoft Corp.                   Common          594918104  13,378      480,000  SH       Other    1           480,000
Omnicare Inc.                     Common          681904108   6,960      175,000  SH  Call Other    1           175,000
Qualcomm Inc.                     Common          747525103  16,834      394,600  SH  Call Other    1           394,600
Qualcomm Inc.                     Common          747525103   9,172      215,000  SH       Other    1           215,000
QLT Inc.                          Note 3.000% 9/1 746927AB8   7,031    7,352,000 PRN       Other    1         7,352,000
Rubios Restaurants Inc.           Common          78116B102   3,289      288,500  SH       Other    1           288,500
Silicon Graphics Inc.             Com New         827056300  45,387    1,505,858  SH       Other    1         1,505,858
Southwest Airls Co.               Common          844741108   5,366      365,000  SH       Other    1           365,000
Sprint Nextel Corp.               Com Fon         852061100   6,101      321,800  SH       Other    1           321,800
Time Warner Telecom Inc.          CL A            887319101   8,728      420,200  SH       Other    1           420,200
Time Warner Telecom Inc.          DBCV 2.375% 4/0 887319AC5   3,996    3,000,000 PRN       Other    1         3,000,000
U S Airways Group Inc.            Common          90341W108   4,048       89,000  SH  Call Other    1            89,000
U S Airways Group Inc.            Common          90341W108   7,486      164,600  SH       Other    1           164,600
U S Airways Group Inc.            Common          90341W108   1,546       34,000  SH   Put Other    1            34,000
UAL Corp.                         Com New         902549807   6,298      165,000  SH  Call Other    1           165,000
UAL Corp.                         Com New         902549807   6,107      160,000  SH       Other    1           160,000
United States Oil Fund LP         Units           91232N108  10,937      205,000  SH       Other    1           205,000
USG Corp.                         Com New         903293405   4,551       97,500  SH       Other    1            97,500

